ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 22, 2024	William T. Fris
T617-951-7404 william.fris@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Ashmore Funds

File Nos. 333-169226; 811-22468

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Ashmore Funds (the “Trust”) certifies that:

a. the definitive form of the Trust’s Prospectus relating to Ashmore Emerging Markets Equity ex China Fund and the Trust’s Statement of Additional Information relating to each series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 69 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 69 to the Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on May 21, 2024 (Accession No. 0001193125-24-143921) with an effective date of May 22, 2024.

Please direct any questions to the undersigned at (617) 951-7404.

Very truly yours,

/s/ William T. Fris
William Fris

cc:	Victoria Rogova, Ashmore Investment Advisors Limited

David C. Sullivan, Ropes & Gray LLP

Jimena Acuña Smith, Ropes & Gray LLP